Share capital, Convertible Note Agreement (Details) SFr in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CHF (SFr) Agreement shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2021 USD ($) Agreement
Convertible Note Agreement [Abstract]
Net proceeds | SFr	SFr 23,463		SFr 0	SFr 50,278
Convertible Note Agreement [Member]
Convertible Note Agreement [Abstract]
Number of separate convertible note agreements | Agreement	2				2
Aggregate principal amount	SFr 11,700				$ 12.5
Net proceeds	SFr 23,500	$ 25.0
Number of shares in conversion of debt (in shares)	3,026,634	3,026,634
Convertible Note Agreement [Member] | Athos Service GmbH [Member]
Convertible Note Agreement [Abstract]
Number of shares in conversion of debt (in shares)	1,513,317	1,513,317
Convertible Note Agreement [Member] | First Capital Partner GmbH [Member]
Convertible Note Agreement [Abstract]
Number of shares in conversion of debt (in shares)	1,513,317	1,513,317